Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170106
1940 Act File No. 811-22486
GPS FUNDS II

GuidePath® Managed Futures Strategy Fund
(the “Fund”)
_____________________________________________________________________________________________

Supplement dated September 16, 2025
to the Statutory Prospectus
dated July 31, 2025
_____________________________________________________________________________________________

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

Please note the following changes effective as of September 16, 2025:

1.AlphaSimplex has added Tansu Demirbilek as a co-portfolio manager to the Fund.

2.The following information is hereby added to the table under “Investment Advisor and Sub-Advisor—Portfolio Managers” in the Summary Section of the Prospectus for the Fund:

Portfolio Manager	Position with AlphaSimplex	Length of Service to the Fund
Tansu Demirbilek	Senior Research Scientist, Portfolio Manager	Since 2025

3.The Prospectus section entitled “Management of the Funds – Sub-Advisors and Portfolio Managers – GuidePath® Managed Futures Strategy Fund” is amended by adding the following:
Tansu Demirbilek, Senior Research Scientist, Portfolio Manager
Mr. Demirbilek is a Senior Research Scientist and Portfolio Manager at AlphaSimplex and serves as a co-portfolio manager for the AlphaSimplex Global Macro Strategy. In this role, he is focused on portfolio management, conducts applied research, advises product development, and leads other key strategic initiatives focusing on research, portfolio construction, risk management, and trading. Mr. Demirbilek joined AlphaSimplex in 2025. Prior to this, he was a systematic portfolio manager at Brevan Howard, focusing on systematic global macro. He also served as managing director of research and head of systematic macro team at Campbell and Company, and as a managing director of research and modeling at Windhaven Investment Management. Mr. Demirbilek has also held research and analyst roles at Anderson Global Macro, AHL Man Investments, Soros Fund Management, and North Asset Management. Mr. Demirbilek earned a B.Sc. in Electrical Engineering from Orta Doğu Teknik Üniversitesi (Middle East Technical University) and an M.Sc. in Electrical Engineering from Ohio State University. He also earned an M.B.A. from Babson College and a Masters in Finance in Quantitative Finance from the London Business School. He began his career in the investment industry in 2008.
4.John C. Perry, Ph.D. and Robert S. Rickard no longer serve as portfolio managers for the Fund. Accordingly, all references to Mr. Perry and Mr. Rickard in the Prospectus are hereby deleted.

Investors should retain this supplement for future reference

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170106
1940 Act File No. 811-22486
GPS FUNDS II

GuidePath® Managed Futures Strategy Fund
(the “Fund”)
_____________________________________________________________________________________________

Supplement dated September 16, 2025
to the Statement of Additional Information (“SAI”)
dated July 31, 2025
_____________________________________________________________________________________________

This supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with the SAI.

Please note the following changes effective as of September 16, 2025:

1.AlphaSimplex has added Tansu Demirbilek as a co-portfolio manager to the Fund.

2.The SAI section entitled “Management of the Funds – Investment Advisor and Sub-Advisors – The Advisor, Sub-Advisors and Portfolio Managers – The Sub-Advisors -GPS Funds II – Other Accounts Managed” is hereby deleted and replaced with the following:

Other Accounts Managed

Messrs. Alexander D. Healy, Ph.D., Philippe P. Lüdi, Ph.D., Tansu Demirbilek, and Ms. Kathryn M. Kaminski, are responsible for managing the GuidePath® Managed Futures Strategy Fund’s portfolio. In addition to the GuidePath® Managed Futures Strategy Fund, these individuals also managed the following accounts as of July 31, 2025:

Filed Pursuant to Rule 497(e)
1933 Act File No. 333-170106
1940 Act File No. 811-22486

Other Accounts	Total Accounts		Accounts with Performance Fees
	Number	Assets	Number	Assets
Alexander D. Healy, Ph.D.
Registered Investment Companies	5	$1.5 billion	0	$0
Other Pooled Investment Vehicles	2	$1.1 billion	1	$844 million
Other Accounts	5	$478 million	0	$0

Philippe P. Lüdi, Ph.D.
Registered Investment Companies	4	$1.4 billion	0	$0
Other Pooled Investment Vehicles	2	$1.1 billion	1	$844 million
Other Accounts	3	$478 million	0	$0

Kathryn M. Kaminski, Ph.D.
Registered Investment Companies	5	$1.5 billion	0	$0
Other Pooled Investment Vehicles	2	$1.1 billion	1	$844 million
Other Accounts	4	$478 million	0	$0

Tansu Demirbilek
Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	0	$0	0	$0

3. The following information is hereby added to the SAI section entitled "Management of the Funds – Investment Advisor and Sub-Advisors – The Advisor, Sub-Advisors and Portfolio Managers – The Sub-Advisors – GPS Funds II – Description of Potential Material Conflicts of Interest":
As of July 31, 2025, Mr. Demirbilek did not own any shares in the Fund.
4. John C. Perry, Ph.D. and Robert S. Rickard no longer serve as portfolio managers for the Fund. Accordingly, all references to Mr. Perry and Mr. Rickard in the SAI are hereby deleted.

Investors should retain this supplement for future reference